FINANCIAL ASSETS AT AMORTISED COST - Narrative (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 4,000	£ 6,132
The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers	[1]	430,829	425,694
Loans and advances to banks	[1]	4,478	4,324
The Group | 1 year or over original maturity
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers		384,766	385,517
Loans and advances to banks		2,186	1,082
Debt securities		3,042	5,110
The Bank
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers	[1]	116,716	123,822
Loans and advances to banks	[1]	4,291	4,030
The Bank | 1 year or over original maturity
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers		92,907	105,738
Loans and advances to banks		2,142	1,024
Debt securities		2,541	4,300
Residual value and voluntary terminations
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 95	£ 192

[1]	ee note 1 regarding change to presentation.